Capital and reserves - Disclosure Of Classes Of Share Capital (Detail) ₽ in Thousands	Dec. 31, 2019 RUB (₽) shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 RUB (₽) shares		Dec. 31, 2018 € / shares	Mar. 01, 2018 shares	Feb. 28, 2018 shares
Disclosure of classes of share capital [abstract]
Number of shares issued	50,000,000		50,000,000
Number of shares authorised	60,000,000		50,000,000			50,000,000	100,000
Par value per share | € / shares		€ 0.002			€ 0.002
Issued capital | ₽	₽ 8,547		₽ 8,547	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.